Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

17          Inventories

	2020	2021
	RMB’000	RMB’000
Pharmaceuticals	2,942	914
Medical cnaonsumables	30,394	29,652
	33,336	30,566

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB174,991,000 (2020: RMB163,881,000).